Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Saudi Arabia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 44.6%
Al Rajhi Bank	5,507,952	$91,358,564
Alinma Bank	3,361,030	20,435,062
Arab National Bank	2,002,610	13,617,748
Bank AlBilad	1,702,441	11,712,794
Bank Al-Jazira	1,919,140	6,970,317
Banque Saudi Fransi	2,472,971	22,091,874
National Commercial Bank	5,394,056	66,167,087
Riyad Bank	4,871,058	28,576,874
Samba Financial Group	4,066,257	31,608,371
Saudi British Bank (The)	2,743,276	24,945,523

		317,484,214

Building Products — 0.2%
Saudi Ceramic Co.(a)	182,015	1,538,633

Chemicals — 19.4%
Advanced Petrochemical Co.	508,750	6,362,767
Alujain Corp.(a)	224,551	1,281,438
National Industrialization Co.(a)	1,598,999	4,997,405
Sahara International Petrochemical Co.	1,708,190	7,106,070
Saudi Arabian Fertilizer Co.	647,660	12,659,594
Saudi Basic Industries Corp.	3,373,655	81,867,361
Saudi Industrial Investment Group	1,061,163	5,721,791
Saudi Kayan Petrochemical Co.(a)	2,454,302	6,597,164
Yanbu National Petrochemical Co.	855,522	11,429,774

		138,023,364

Construction Materials — 4.3%
Arabian Cement Co./Saudi Arabia	268,919	2,366,487
City Cement Co.	512,698	2,285,950
Eastern Province Cement Co.	236,465	2,061,975
Najran Cement Co.(a)	531,527	1,448,588
Northern Region Cement Co.(a)	546,669	1,553,998
Qassim Cement Co. (The)	226,702	3,439,825
Saudi Cement Co.	358,019	6,492,078
Southern Province Cement Co.	312,749	4,687,065
Yamama Cement Co.(a)	518,913	3,069,197
Yanbu Cement Co.	388,495	3,558,614

		30,963,777

Diversified Financial Services — 0.1%
Aseer Trading Tourism & Manufacturing Co.(a)	461,766	1,035,587

Diversified Telecommunication Services — 5.7%
Saudi Telecom Co.	1,624,357	40,370,686

Electric Utilities — 2.9%
Saudi Electricity Co.	3,805,024	20,577,570

Food & Staples Retailing — 0.6%
Abdullah Al Othaim Markets Co.	217,481	4,367,018

Food Products — 4.2%
Almarai Co. JSC	1,149,398	15,095,427
Halwani Brothers Co.(a)	8,711	67,946
National Agriculture Development Co. (The)(a)	246,909	1,685,565
Saudia Dairy & Foodstuff Co.	84,433	2,773,906
Savola Group (The)(a)	1,221,541	10,228,370

		29,851,214

Gas Utilities — 0.2%
National Gas & Industrialization Co.	217,560	1,725,976

Security	Shares	Value

Health Care Providers & Services — 1.9%
Al Hammadi Co. for Development and Investment(a)	343,216	$1,759,096
Dallah Healthcare Co.	170,281	1,966,178
Middle East Healthcare Co.(a)	206,839	1,514,062
Mouwasat Medical Services Co.	238,724	5,321,954
National Medical Care Co.	131,947	1,695,959
Saudi Chemical Co. Holding	252,825	1,498,072

		13,755,321

Hotels, Restaurants & Leisure — 1.9%
Dur Hospitality Co.	233,204	1,287,286
Herfy Food Services Co.	133,063	1,862,882
Leejam Sports Co. JSC	115,209	2,212,013
Saudi Airlines Catering Co.	197,409	4,674,645
Seera Group Holding	743,535	3,739,485

		13,776,311

Insurance — 1.5%
Al Rajhi Co for Cooperative Insurance(a)	107,685	1,722,960
Bupa Arabia for Cooperative Insurance Co.	138,581	3,732,448
Co for Cooperative Insurance (The)(a)	295,518	5,500,575

		10,955,983

Media — 0.5%
Saudi Research & Marketing Group(a)	185,546	3,221,079

Metals & Mining — 3.2%
Saudi Arabian Mining Co.(a)	1,963,453	22,488,082

Oil, Gas & Consumable Fuels — 1.1%
Aldrees Petroleum and Transport Services Co.	159,636	2,345,585
Rabigh Refining & Petrochemical Co.(a)	1,054,453	5,415,671

		7,761,256

Pharmaceuticals — 0.3%
Saudi Pharmaceutical Industries & Medical Appliances Corp.	325,753	2,210,777

Professional Services — 0.1%
Maharah Human Resources Co.	25,575	583,110

Real Estate Management & Development — 2.2%
Arriyadh Development Co.	503,298	1,884,348
Dar Al Arkan Real Estate Development Co.(a)	2,506,925	7,754,755
Emaar Economic City(a)	1,884,456	4,572,946
Saudi Real Estate Co.(a)	510,716	1,647,910

		15,859,959

Road & Rail — 0.5%
Saudi Public Transport Co.(a)	379,169	1,676,433
United International Transportation Co.	202,976	1,851,141

		3,527,574

Specialty Retail — 2.5%
Fawaz Abdulaziz Al Hokair & Co.(a)	396,099	2,391,382
Jarir Marketing Co.	272,900	11,512,741
Saudi Co. For Hardware CJSC	85,721	1,131,517
United Electronics Co.	132,191	2,414,689

		17,450,329

Wireless Telecommunication Services — 2.0%
Etihad Etisalat Co.(a)	1,757,349	10,534,721

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Saudi Arabia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
Mobile Telecommunications Co.(a)	1,314,251	$3,848,127

		14,382,848

Total Common Stocks — 99.9% (Cost: $736,955,783)		711,910,668

Total Investments in Securities — 99.9% (Cost: $736,955,783)		711,910,668

Other Assets, Less Liabilities — 0.1%		418,374

Net Assets — 100.0%		$712,329,042

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	—	—	$—	$4,211	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$711,910,668	$—	$—	$711,910,668

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